Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
Community Financial System, Inc. 401(k) Employee Stock Ownership Plan
Significant Accounting Policies
Significant Accounting Policies
B.	Significant Accounting Policies

Basis of Accounting

The accompanying financial statements are prepared on an accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America.

Valuation of Investments

Investments are stated at aggregate fair value, except for the HB&T Metlife Stable Value Fund, which is stated at contract value and the Neuberger Berman Small Cap Growth Trust Fund, which is stated at Net Asset Value (“NAV”). Securities that are traded on a national securities exchange are valued at the last reported sales price on the last business day of the Plan year. Shares of mutual funds are valued at the closing price of shares held by the Plan at year-end.

The Plan presents in the Statements of Changes in Net Assets Available for Benefits the net appreciation in the fair value of its investments, which consists of realized gains or losses as well as unrealized appreciation or depreciation on those investments.

Purchases and sales of securities are recorded on the trade date. Gains or losses on sales of securities are based on average cost. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date.

The HB&T Metlife Stable Value Fund is stated at contract value in accordance with the guidance on Reporting of Fully Benefit-Responsive Investment Contracts Held by Certain Investment Companies Subject to the AICPA Investment Company Audit Guide and Defined-Contribution and Health and Welfare Benefit Plans, which states that contract value is the relevant measurement attribute for that portion of the net assets available for benefits of a defined-contribution plan attributable to fully benefit-responsive investment contracts because contract value is the amount participants would receive if they were to initiate permitted transactions under the terms of the plan. Investments measured at contract value are not required to be classified in the fair value hierarchy.

The accompanying Statements of Changes in Net Assets Available for Benefits is prepared on a contract value basis. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investments at contract value. There are no reserves against contract value for credit risk of the contract issuer or otherwise. If an event occurs that may impair the ability of the contract issuer to perform in accordance with the contract terms, fair value may be less than contract value. The total return for the HB&T Metlife Stable Value Fund for the years ended December 31, 2025 and 2024 were 6.45% and 3.17%, respectively. The crediting interest rates to the HB&T Metlife Stable Value Fund were 3.06% and 2.77% for the years ended December 31, 2025 and 2024, respectively.

The Neuberger Berman Small Cap Growth Trust Fund (the “Fund”) is a collective investment trust that seeks growth of capital by investing primarily in equity securities of small-capitalization companies. The Fund is valued at NAV per unit, as reported by the trustee, which is used as a practical expedient to estimate fair value. The NAV is not publicly quoted in an active market and is based on the fair value of the underlying investments held by the Fund, less its liabilities. The practical expedient is not used if it is probable that the Plan will sell its investment in the Fund for an amount different from the reported NAV. Participant-directed withdrawals for routine benefit payments are generally processed within one business day. Full or large plan-level redemptions may be subject to advance notice requirements or temporarily delayed to allow for the orderly liquidation of underlying investments under certain circumstances. As of December 31, 2025, there were no unfunded commitments related to the Fund. Investments measured at NAV as a practical expedient have not been classified in the fair value hierarchy (Note D).

During the current year, the presentation of the Fund was reclassified. The Fund was previously labeled as “Investments, at net asset value” and is now included within “Investments, at fair value” to better reflect that they are measured at fair value using net asset value as a practical expedient. This reclassification did not affect total investments or net assets available for benefits. Prior-year amounts have been reclassified to conform to the current-year presentation.

Payment of Benefits

Benefits are recorded when paid.

Administrative Expenses

The Plan’s expenses are paid either by the Plan or the Company, as provided by the plan document. Expenses that are paid directly by the Company are excluded from these financial statements. These amounted to approximately $1,532,000 and $1,585,000, including approximately $1,550,000 and $1,453,000 paid to Benefit Plans Administrative Services, Inc. (“BPAS”), in 2025 and 2024, respectively, (See Note E). The amount paid to BPAS in 2025 exceeds the total administrative expenses because the Company guarantees the price of common stock of the Plan Sponsor traded by the Plan. In 2025, the effect of this guarantee resulted in a net gain to the Company, which reduced administrative expenses for the year. Certain expenses incurred in connection with the general administration of the Plan that are paid by the Plan are recorded as deductions in the accompanying Statements of Changes in Net Assets Available for Benefits. In addition, certain investment related expenses are included in net appreciation in the fair value of investments presented in the accompanying Statements of Changes in Net Assets Available for Benefits.

Inactive Accounts

Account balances of individuals who have withdrawn from participation in the Plan had an accumulated basis of $165,036,200 and $152,394,110 at December 31, 2025 and 2024, respectively.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Risks and Uncertainties

The Plan provides for various investment options in mutual funds, collective investment funds and Company stock. Investment securities are exposed to various risks, such as interest rate, credit and overall market risk. Market risks include global events which could impact the value of investment securities, such as international conflicts. Due to the level of risk associated with certain investment securities and the level of uncertainty related to changes in the value of investment securities, it is at least reasonably possible that changes in risks in the near term could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits and the Statements of Changes in Net Assets Available for Benefits.

Plan Provisions

The Plan has implemented the required provisions and some optional provisions of Setting Every Community Up for Retirement Enhancement Act 2.0 of 2022 (the SECURE 2.0 Act) and the Setting Every Community Up for Retirement Enhancement Act of 2019 (the SECURE Act). The optional features within these acts are currently being assessed but have not been implemented to date.

Valuation Allowance

The carrying amount of notes receivable from participants is reduced by a valuation allowance that reflects management’s best estimate of the amounts that will not be collected. Management determines the valuation allowance by applying an average of historical deemed distributions to the aggregate remaining notes receivable from participants to estimate a valuation allowance. The valuation allowance is $466,000 and $438,000 at December 31, 2025 and 2024, respectively.

Subsequent Events

The Company has evaluated subsequent events through June 18, 2026, the date the financial statements were available for issue.